Summary of Significant Accounting Policies (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Impairment of long-lived assets and intangible assets
Impairment of long-lived assets recognized for the periods presented	0	0	0
Impairment of intangible assets recognized for the periods presented	0	0	0
Revenue recognition and deferred revenue
Number of types of online services	2
Number of primary fee models for online services	2
Duration of pay-per-use online services	1 day
Commission fees paid to wireless value added services partners	61,881	49,923	24,970
Events and VIP services revenue
Percentage of contract payment refunded to user if termination of VIP Services contract is within initial seven days (as a percent)	80.00%
Initial period from commencement of VIP Services contract within which users can terminate the contract and receive 80% of payment as refund	7 days
Customer loyalty program
Revenue recognized from loyalty points	4,917	0	358
Deferred revenue from customer loyalty program	0	4,917
Employee benefit expenses
Employee benefit expenses	17,568	14,005	11,667
Trademarks and domain names
Goodwill and intangible assets
Estimated useful lives	10 years
Customer relationships
Goodwill and intangible assets
Estimated useful lives	5 years
Source code
Goodwill and intangible assets
Estimated useful lives	10 years